Revenue - Summary of Revenue by Industry (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of revenue by industry [line items]
Revenue		$ 1,109,800	$ 912,643	$ 928,258
Insurance [member]
Disclosure of revenue by industry [line items]
Revenue	[1]	332,335	266,669	257,586
Healthcare [member]
Disclosure of revenue by industry [line items]
Revenue		196,614	172,878	146,622
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom [member]
Disclosure of revenue by industry [line items]
Revenue		149,884	139,449	152,973
Travel and leisure [member]
Disclosure of revenue by industry [line items]
Revenue		163,849	129,231	166,766
Shipping and logistics [member]
Disclosure of revenue by industry [line items]
Revenue		85,258	63,530	56,064
Utilities [member]
Disclosure of revenue by industry [line items]
Revenue		48,548	41,945	58,064
Banking and financial services [member]
Disclosure of revenue by industry [line items]
Revenue		64,034	42,555	40,485
Hi-tech and professional services
Disclosure of revenue by industry [line items]
Revenue		$ 69,278	$ 56,386	$ 49,698

[1]	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.